Restricted Cash and Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Cash and Deposits
Schedule of restricted cash and cash equivalent

	December 31	December 31
	2019	2018

Security for decommissioning obligations	$2,611	$2,569
Other	166	156

	$2,777	$2,725